Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net earnings attributable to equity holders of the Company	$ 978	$ 112
Weighted average shares outstanding Basic (shares)	381,479	363,361
Effect of Dilutive Securities:
Stock options (shares)	98	40
Weighted average shares outstanding Diluted (shares)	381,577	363,401
Basic earnings (loss) per share (in USD per share)	$ 2.56	$ 0.31
Diluted earnings (loss) per share (in USD per share)	$ 2.56	$ 0.31